Janus Investment Fund

Janus Preservation Series – Global

Supplement dated September 28, 2015

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Preservation Series – Global (the “Fund”) with such liquidation effective on or about December 11, 2015 or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following liquidation.

Effective at market close on October 14, 2015, the Fund will be closed to new investors. Until such time as the Liquidation Date, existing shareholders of the Fund may continue to purchase shares of the Fund, unless the Trustees determine it is in the best interest of such shareholders to limit future investments prior to that time. The Fund anticipates making a distribution of any income and/or capital gains of the Fund in connection with its liquidation. This distribution may be taxable. The tax year for the Fund will end on the Liquidation Date.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective October 14, 2015, any applicable contingent deferred sales charges (“CDSC”) charged by the Fund will be waived for redemptions or exchanges through the Liquidation Date. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders of Class D Shares investing in a tax-deferred account, the shares will be placed in Janus Money Market Fund.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio manager will likely increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund is expected to deviate from its stated investment strategies and policies and will no longer be managed to meet its investment objective.

The redemption or exchange of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares), their plan sponsor, broker-dealer, or financial institution.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Preservation Series – Growth

Supplement dated September 28, 2015

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Preservation Series – Growth (the “Fund”) with such liquidation effective on or about December 11, 2015 or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following liquidation.

Effective at market close on October 14, 2015, the Fund will be closed to new investors. Until such time as the Liquidation Date, existing shareholders of the Fund may continue to purchase shares of the Fund, unless the Trustees determine it is in the best interest of such shareholders to limit future investments prior to that time. The Fund anticipates making a distribution of any income and/or capital gains of the Fund in connection with its liquidation. This distribution may be taxable. The tax year for the Fund will end on the Liquidation Date.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective October 14, 2015, any applicable contingent deferred sales charges (“CDSC”) charged by the Fund will be waived for redemptions or exchanges through the Liquidation Date. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders of Class D Shares investing in a tax-deferred account, the shares will be placed in Janus Money Market Fund.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio manager will likely increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund is expected to deviate from its stated investment strategies and policies and will no longer be managed to meet its investment objective.

The redemption or exchange of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares), their plan sponsor, broker-dealer, or financial institution.

Please retain this Supplement with your records.